Income Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Income Taxes [Abstract]
Schedule of Income Taxes of Company’s Continuing Operations	Income taxes for the years ended September 30, 2023, 2022 and 2021 are attributed to the Company’s continuing operations in China and consisted of:
	2023	2022	2021
Current income tax	$285,460	$-	$-
Deferred income tax	(64,606)	173,017	(89,000)
Total income tax expense (benefits)	$220,854	$173,017	$(89,000)

Schedule of Income Tax Expense	Income tax expense reconciliation are as follows:
	2023	2022	2021
Income before taxes	$3,516,111	$2,121,071	$2,468,045
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$527,417	318,161	370,207
Rate differences in various jurisdictions	82,748
Tax effect of R&D expenses deduction	(382,617)	(281,013)	(231,474)
Tax effect of non-taxable investment income and government grant	(37,514)	(37,148)	(227,733)
Tax effect of non-deductible expenses	30,820	173,017	-
Income tax expenses (benefits)	$220,854	$173,017	$(89,000)

Schedule of Tax Effects of Significant Portions of the Deferred Tax Asset	The tax effects of temporary differences that give rise to significant portions of the deferred tax asset at September 30, 2023 and 2022 are presented below:
	As of September 30,
	2023	2022
Deferred tax assets:
Bad debt allowance	$392,713	$338,417
Loss carryforward	2,076	312
DTA allowance	(2,076)	-
Total	$392,713	$338,729

Schedule of Taxes Payable	Taxes payable consist of the following:
	As of September 30,
	2023	2022
Income tax payable	$3,507,752	$3,340,256
VAT and tax payable (receivable)	502,097	(213,478)
Total tax payable	$4,009,849	$3,126,778